Submission	Feb. 10, 2026
Submission [Line Items]
Central Index Key	0000202058
Registrant Name	L3HARRIS TECHNOLOGIES, INC. /DE/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A